Operating costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating costs
Staff costs	SFr 4,288,815	SFr 2,224,206	SFr 751,277
Depreciation	333,844	2,938	15,249
External research and development costs	9,350,667	2,368,457	841,308
Laboratory consumables	230,097	144,169	29,764
Patent maintenance and registration costs	268,143	261,954	180,125
Professional fees	1,951,661	2,313,722	1,347,913
Operating leases		179,102	96,889
Short term leases	26,150
Other operating costs	988,445	632,750	472,425
Total operating costs	SFr 17,437,822	SFr 8,127,298	SFr 3,734,950